Stock Compensation Expense (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock–based compensation expense	$ 10,167	$ 1,637
Stock options [Member]
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock–based compensation expense	469	1,635
Restricted stock awards [Member]
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock–based compensation expense	$ 9,698	$ 2